Taxation - Summary of Income Tax Credit (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
UK corporation tax R&D credit	£ 1,296		£ 2,822
Tax credit/(charge)	601	£ (1,516)
Tax credit for the year	£ 1,897	£ (1,516)	£ 2,822